CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

September 30, 2019

Shares		Market Value

	Real Estate Securities*- 114.3%

	Common Stock - 92.9%

	Australia - 5.1%

1,250,380	Dexus	$10,060,790
374,634	Goodman Group	3,582,887
1,414,918	GPT Group	5,878,434
12,172,094	Mirvac Group	25,120,968
2,883,891	Scentre Group	7,644,006

		52,287,085

	Belgium - 1.5%

140,586	Shurgard Self Storage SA	4,483,055
60,283	Warehouses De Pauw CVA	11,067,335

		15,550,390

	Canada - 3.0%

448,000	Canadian Apartment Properties REIT	18,430,937
520,400	Chartwell Retirement Residences	5,785,716
470,200	Killam Apartment Real Estate Investment Trust	7,113,373

		31,330,026

	France - 1.1%

79,744	Unibail-Rodamco-Westfield	11,627,810

	Germany - 4.9%

1,399,480	Aroundtown SA	11,448,950
191,784	Deutsche EuroShop AG	5,411,065
396,322	Grand City Properties SA	8,917,929
138,194	LEG Immobilien AG	15,819,203
220,156	TLG Immobilien AG	5,988,350
67,103	Vonovia SE	3,405,397

		50,990,894

	Hong Kong - 3.9%

1,111,000	Hysan Development Co. Ltd.	4,478,353
2,114,000	Link REIT	23,312,409
9,532,000	New World Development Co., Ltd.	12,377,957

		40,168,719

	Ireland - 1.1%

7,073,713	Hibernia REIT PLC	11,428,830

	Japan - 11.1%

6,794	AEON REIT Investment Corp.	9,360,413
12,384	GLP J-Reit	16,431,789
15,770	Japan Hotel REIT Investment Corp.	11,760,925
1,098	Kenedix Office Investment Corp.	8,676,308
492,400	Mitsubishi Estate Co. Ltd.	9,494,903
932,200	Mitsui Fudosan Co., Ltd.	23,107,692
2,516	Nippon Prologis REIT, Inc.	6,893,246
282,000	Nomura Real Estate Holdings, Inc.	6,090,104
10,382	Orix JREIT, Inc.	22,670,849

		114,486,229

	Mexico - 1.2%

6,043,300	Prologis Property Mexico SA de CV	12,610,614

	Singapore - 2.0%

2,334,300	CapitaLand Ltd.	5,958,550

Shares		Market Value

	Singapore (continued)

5,184,000	CapitaLand Retail China Trust	$5,735,426
1,247,100	City Developments Ltd.	8,855,681

		20,549,657

	Spain - 0.7%

595,442	Inmobiliaria Colonial Socimi SA	7,186,099

	Sweden - 2.2%

379,374	Castellum AB	8,133,728
894,380	Fabege AB	14,754,498

		22,888,226

	United Kingdom - 3.7%

842,423	Land Securities Group PLC	8,890,438
1,800,470	Segro PLC	17,989,369
827,413	UNITE Group PLC (The)	11,134,258

		38,014,065

	United States - 51.4%

83,603	Alexandria Real Estate Equities, Inc.	12,878,206
277,004	American Campus Communities, Inc.	13,318,352
64,894	AvalonBay Communities, Inc.	13,973,625
115,792	Camden Property Trust	12,854,070
637,618	Columbia Property Trust, Inc.	13,485,621
265,123	Cousins Properties, Inc.	9,965,974
88,179	Crown Castle International Corp.	12,257,763
541,844	CubeSmart	18,910,356
294,591	Douglas Emmett, Inc.	12,617,332
632,159	Duke Realty Corp.	21,474,441
22,909	Equinix, Inc. (a)	13,213,911
371,300	Equity Residential	32,028,338
102,113	Extra Space Storage, Inc. (a)	11,928,841
75,450	Federal Realty Investment Trust	10,271,763
513,912	HCP, Inc.	18,310,685
729,008	Healthcare Trust of America, Inc., Class A	21,418,255
617,730	Host Hotels & Resorts, Inc.	10,680,552
285,296	Hudson Pacific Properties, Inc.	9,546,004
868,164	Invitation Homes, Inc.	25,706,336
316,094	Liberty Property Trust	16,225,105
566,916	MGM Growth Properties LLC, Class A	17,035,826
545,592	Piedmont Office Realty Trust, Inc., Class A	11,391,961
378,177	Prologis, Inc. (a)	32,228,244
189,701	Regency Centers Corp. (a)	13,182,322
174,214	Simon Property Group, Inc.	27,116,409
543,728	STORE Capital Corp.	20,340,864
116,477	Sun Communities, Inc.	17,291,011
218,206	Taubman Centers, Inc.	8,909,351
99,389	Ventas, Inc.	7,258,379
1,842,544	VEREIT, Inc.	18,020,080
826,943	VICI Properties, Inc.	18,730,259
311,057	Welltower, Inc.	28,197,317

		530,767,553

	Total Common Stock (cost $859,122,232)	959,886,197

See previously submitted notes to financial  statements for the semi-annual period ended June 30, 2019.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

September 30, 2019

Shares		Market Value

	Preferred Stock - 21.4%

	United States - 21.4%

525,265	American Homes 4 Rent, Series D, 6.500%	$14,234,681
741,000	Brookfield Property REIT, Inc., Series A, 6.375%	18,569,460
500,302	Digital Realty Trust, Inc., Series C, 6.625%	13,323,042
245,403	Digital Realty Trust, Inc., Series J, 5.250%	6,358,392
280,000	EPR Properties, Series G, 5.750%	7,266,000
282,200	Federal Realty Investment Trust, Series C, 5.000%	7,128,372
767,325	iStar, Inc., Series I, 7.500%	19,781,638
405,900	National Storage Affiliates Trust, Series A, 6.000%	10,792,881
500,000	Pebblebrook Hotel Trust, Series D, 6.375%	13,405,000
400,000	Pebblebrook Hotel Trust, Series E, 6.375%	10,060,000
500,000	Pebblebrook Hotel Trust, Series F, 6.300%	12,680,000
272,000	Pennsylvania Real Estate Investment Trust, Series B, 7.375%	5,630,400
341,100	Pennsylvania Real Estate Investment Trust, Series C, 7.200%	6,552,531
600,000	Public Storage, Series B, 5.400%	15,468,000
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,709,914
369,474	SITE Centers Corp., Series J, 6.500%	9,329,219
150,000	STAG Industrial, Inc., Series C, 6.875%	3,918,000
225,000	Summit Hotel Properties, Inc., Series D, 6.450%	5,916,375
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	7,682,181
600,000	Sunstone Hotel Investors, Inc., Series E, 6.950%	16,554,000
379,377	Sunstone Hotel Investors, Inc., Series F, 6.450%	9,723,433
120,000	Taubman Centers, Inc., Series K, 6.250%	3,099,600

	Total Preferred Stock (cost $217,440,703)	221,183,119

	Total Investments - 114.3% (cost $1,076,562,935)	1,181,069,316

	Liabilities in Excess of Other Assets - (14.3)%	(148,175,424)

	Net Assets - 100.0%	$1,032,893,892

Number of Contracts		Notional Amount	Market Value

	Written Call Options - (0.0)%(b)

	United States - (0.0)%(b)

(110)	Equinix, Inc. Expires 10/18/2019 Strike Price $600.00	(11,000)	$(39,600)
(500)	Extra Space Storage, Inc. Expires 10/18/2019 Strike Price $125.00	(50,000)	(5,000)
(1,750)	Prologis, Inc. Expires 11/15/2019 Strike Price $90.00	(175,000)	(148,750)
(900)	Regency Centers Corp. Expires 10/18/2019 Strike Price $70.00	(90,000)	(49,500)

	Total Written Call Options (Premiums Received $228,647)		$242,850)

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	A portion of the security has been pledged for open written option contracts. The aggregate market value of the collateral as of September 30, 2019 is $33,356,100.
(b)	Rounds to less than 0.1%

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2019.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

September 30, 2019

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2019.

Assets	Level 1	Level 2	Level 3	Total
Investments in Real Estate Securities

Common Stock
Australia	$52,287,085	$–	$–	$52,287,085
Belgium	15,550,390	–	–	15,550,390
Canada	31,330,026	–	–	31,330,026
France	11,627,810	–	–	11,627,810
Germany	50,990,894	–	–	50,990,894
Hong Kong	40,168,719	–	–	40,168,719
Ireland	11,428,830	–	–	11,428,830
Japan	114,486,229	–	–	114,486,229
Mexico	12,610,614	–	–	12,610,614
Singapore	20,549,657	–	–	20,549,657
Spain	7,186,099	–	–	7,186,099
Sweden	22,888,226	–	–	22,888,226
United Kingdom	38,014,065	–	–	38,014,065
United States	530,767,553	–	–	530,767,553
Total Common Stock	959,886,197	–	–	959,886,197

Preferred Stock
United States	217,473,205	3,709,914	–	221,183,119
Total Investment in Real Estate Securities	$1,177,359,402	$3,709,914	$–	$1,181,069,316
Liabilities

Other Financial Instruments
Written Call Options	$(237,850)	$(5,000)	$–	$(242,850)
Total Liabilities	$(237,850)	$(5,000)	$–	$(242,850)

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2019.